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             AIM TRIMARK ENDEAVOR FUND - CLASS A, B, C AND R SHARES

                           Supplement dated August 22, 2007
    to the Prospectus dated February 28, 2007 as supplemented June 29, 2007


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S)" on page 7 of the prospectus:

"Clayton Zacharias, Portfolio Manager, is primarily responsible for the day-to-day management of the fund's portfolio. He has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2002.

        More information on this portfolio manager may be found on our website http://www.aiminvestments.com. The website is not part of the prospectus.

        The fund's Statement of Additional Information provides additional information about the portfolio manager's investments in the fund, a description of his compensation structure, and information regarding other accounts he manages."


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                          INSTITUTIONAL CLASS SHARES OF

                           AIM DEVELOPING MARKETS FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                        Supplement dated August 22, 2007
    to the Prospectus dated February 28, 2007 as supplemented June 29, 2007


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGER(S) - ENDEAVOR" on page 12 of the prospectus:

"Clayton Zacharias, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the subadvisor and/or its affiliates since 2002."


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                                 AIM CHINA FUND
                           AIM DEVELOPING MARKETS FUND
                           AIM GLOBAL HEALTH CARE FUND
                       AIM INTERNATIONAL TOTAL RETURN FUND
                                 AIM JAPAN FUND
                              AIM LIBOR ALPHA FUND
                            AIM TRIMARK ENDEAVOR FUND
                                AIM TRIMARK FUND
                        AIM TRIMARK SMALL COMPANIES FUND

                   (SERIES PORTFOLIOS OF AIM INVESTMENT FUNDS)

                        Supplement dated August 22, 2007
       to the Statement of Additional Information dated February 28, 2007 as supplemented March 23, 2007, March 30, 2007, April 10, 2007,
  April 24, 2007, May 8, 2007, June 29, 2007, July 20, 2007 and July 26, 2007


Effective August 22, 2007, Geoff MacDonald is no longer a portfolio manager for AIM Trimark Endeavor Fund and all references to Mr. MacDonald in Appendix H are deleted.